Nature of business and organization (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of consolidated financial statement

The accompanying unaudited condensed consolidated financial statements reflect the activities of EUDA and each of the following entities:

Name	Background		Ownership
EUDA Health Limited (“EHL”)	●	A British Virgin Islands company	100% owned by EUDA
	●	Incorporated on June 8, 2021
	●	A holding Company
Kent Ridge Healthcare Singapore Pte. Ltd. (“KRHSG”) (1) (2)	●	A Singapore company	100% owned by EHL
	●	Incorporated on November 9, 2017
	●	Multi-care specialty group offering range of specialty care services to patients.
EUDA Private Limited (“EUDA PL”) (1) (4)	●	A Singapore company	100% owned by EHL
	●	Incorporated on April 13, 2018
	●	A digital health company that provides a platform to serve the healthcare industry
Zukitek Vietnam Private Limited Liability Company (“ZKTV PL”) (1) (4)	●	A Vietnam company	100% owned by EUDA PL
	●	Incorporated on May 2, 2019
	●	A Research and Development Company

Singapore Emergency Medical Assistance Private Limited (“SEMA”) (1) (3)	●	A Singapore company	100% owned by EHL
	●	Incorporated March 18, 2019
	●	A holding company
Kent Ridge Health Limited (“KRHL”)	●	A British Virgin Islands company	100% owned by EHL
	●	Incorporated on June 8, 2021
	●	A holding company
Super Gateway Group Limited (“SGGL”)	●	A British Virgin Islands company	100% owned by KRHL
	●	Incorporated on April 18, 2008
	●	A holding company
Universal Gateway International Pte. Ltd. (“UGI”)	●	A Singapore company	98.3% owned by SGGL
	●	Incorporated on September 30, 2000
	●	Registered capital of RMB 5,000,000
	●	A holding company
Melana International Pte. Ltd. (“Melana”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on September 9, 2000
	●	Property management service that services shopping malls, business office building, or residential apartments
Tri-Global Security Pte. Ltd. (“Tri-Global”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 10, 2000
	●	Property security service that services shopping malls, business office building, or residential apartments
UG Digitech Private Limited (“UGD”)	●	A Singapore company	100% owned by UGI
	●	Incorporated on August 16, 2001
	●	A holding company
Euda Health Pte. Ltd. (“EHPL”)	●	A Singapore company
	●	Incorporated on May 26, 2023	100% owned by EHHL
	●	Management consultancy services for healthcare organization

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Fortress Cove Limited (“Fortress Cove”)	●	British Virgin Islands company	100% owned by EUDA
	●	Incorporated on November 2, 2023
	●	A holding company
CK Health Plus Sdn Bhd (“CK Health”) (5)	●	A Malaysian company	100% owned by Fortress Cove
	●	Incorporated on November 23, 2023
	●	Direct sale of holistic wellness consumer products and services in Malaysia
Weith Management Limited (“Weith”) (6)	●	British Virgin Islands company	100% owned by EUDA
	●	A holding company

(1)	These entities were presented as a discontinued operation in accompanying unaudited condensed consolidated financial statements.

(2)	On December 30, 2024, the Company sold 100% equity interest of KRHSG to Merlion Club Limited, an unrelated party, for a consideration of $1.

(3)	On January 1, 2024, the Company lost control of SEMA while it was undergoing liquidation. Accordingly, the Company deconsolidated SEMA from its unaudited condensed consolidated financial statements effective as of that date.

(4)	On January 1, 2024, the Company lost control of Euda PL, and its subsidiary ZKTV PL, while they were undergoing liquidation. Accordingly, the Company deconsolidated Euda PL and ZKTV PL from its unaudited condensed consolidated financial statements effective as of that date.

(5)	On February 17, 2025, EHHL subscribed to 2,157,551 shares and Fortress subscribed to 350,000 shares in CKHP. Subsequently, on 16 April 2025, EHHL subscribed to an additional 2,491,449 shares in CKHP. As of the date of this report, CKHP is owned 93% by EHHL and 7% by Fortress.

(6)	On April 30, 2025, the Company acquired 100% equity interest in Weith from Alfred Lim, an executive director and shareholder of the Company, for nil consideration. As of the date of issuance of these unaudited condensed consolidated financial statements, Weith has no substantive operations other than serving as a holding company.